Operating Segments (Details) - Schedule of Fixed Assets, Net - EUR (€) € in Thousands		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022
Operating Segments (Details) - Schedule of Fixed Assets, Net [Line Items]
Total fixed assets, net	[1]	€ 499,451	€ 486,484
Spain [Member]
Operating Segments (Details) - Schedule of Fixed Assets, Net [Line Items]
Total fixed assets, net	[1]	238,580	251,574
Israel [Member]
Operating Segments (Details) - Schedule of Fixed Assets, Net [Line Items]
Total fixed assets, net	[1]	195,248	187,798
USA [Member]
Operating Segments (Details) - Schedule of Fixed Assets, Net [Line Items]
Total fixed assets, net	[1]	6,041
Italy [Member]
Operating Segments (Details) - Schedule of Fixed Assets, Net [Line Items]
Total fixed assets, net	[1]	33,711	20,363
Netherlands [Member]
Operating Segments (Details) - Schedule of Fixed Assets, Net [Line Items]
Total fixed assets, net	[1]	€ 25,871	€ 26,749

[1]	Other than financial instruments, deferred tax assets and employee benefit assets.